Summary of Significant Accounting Policies - Schedule of Deferred Revenue (Details) - USD ($)	6 Months Ended	12 Months Ended
	Mar. 31, 2026	Sep. 30, 2025	Sep. 30, 2024
Schedule of Deferred Revenue [Line Items]
Balance, beginning	$ 35,000	$ 40,000	$ 60,000
New service contracts	0	35,000	670,000
Revenue recognized	0	(40,000)	(690,000)
Balance, ending	$ 35,000	$ 35,000	$ 40,000